Inventory - Components of inventory (Details) - SHAPEWAYS, INC - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory, Net, Items Net of Reserve Alternative [Abstract]
Raw materials	$ 386	$ 521	$ 285
Work-in-process	38	36	39
Finished goods	92	170	116
Total	$ 516	$ 727	$ 440